Related Party Transactions and Balances - Additional Information - Petrojarl I FPSO (Details) - Petrojarl I FPSO - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2018
Related Party Transaction [Line Items]
Entity acquired, purchase price	$ 57.0
Expenses from transactions with related party		$ 4.5